SUMMARY OF MATERIAL ACCOUNTING POLICIES - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Period End	0.85	0.93
Average for Period	0.92	0.93
Beginning of Period	0.96	0.91
Low	0.85	0.91
High	0.98	0.94